Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests [Member]	Equity Award
Beginning Balance at Dec. 31, 2011	$ 5,515.8	$ 0.2	$ 2,236.6	$ (353.3)	$ 3,744.0	$ (142.4)	$ 30.7
Net loss	(575.1)
Net loss attributable to common stockholders	(585.7)				(585.7)
Less: Net income attributable to noncontrolling interests	10.6						10.6
Net change in unrealized gains (losses) on available-for-sale securities, net of tax	7.0					7.0
Net unrealized gains (losses) on cash flow hedges	51.8					51.8
Postretirement plans and workers' compensation obligations	75.5					75.5
Foreign currency translation adjustment	19.1					19.1
Dividends paid	(91.9)				(91.9)
Share-based compensation	45.4		45.4					$ 45.4
Excess (write-off) tax benefits related to share-based compensation	8.3		8.3
Stock options exercised	2.4		2.4
Employee stock purchases	7.0		7.0
Repurchase of employee common stock relinquished for tax withholding	(8.4)		0.0	(8.4)
Common stock repurchase	(99.9)			(99.9)			0.0
MCG Coal Holdings Pty Ltd noncontrolling interests at conversion	39.0						39.0
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests	(49.8)		(10.8)				(39.0)
Distributions to noncontrolling interests	(7.4)						(7.4)
Dividend payable to noncontrolling interests	0.0
Ending Balance at Dec. 31, 2012	4,938.8	$ 0.2	2,288.9	(461.6)	3,066.4	11.0	33.9
Net loss	(512.6)
Net loss attributable to common stockholders	(524.9)				(524.9)
Less: Net income attributable to noncontrolling interests	12.3						12.3
Net change in unrealized gains (losses) on available-for-sale securities, net of tax	0.5					0.5
Net unrealized gains (losses) on cash flow hedges	(543.2)					(543.2)
Postretirement plans and workers' compensation obligations	205.2					205.2
Foreign currency translation adjustment	(92.7)					(92.7)
Dividends paid	(91.7)				(91.7)
Share-based compensation	50.9		50.9					50.9
Excess (write-off) tax benefits related to share-based compensation	(4.5)	0.0	(4.5)	0.0	0.0	0.0	0.0
Stock options exercised	1.0		1.0
Employee stock purchases	6.3		6.3
Repurchase of employee common stock relinquished for tax withholding	(3.1)			(3.1)
Common stock repurchase	0.0
Distributions to noncontrolling interests	(7.0)						(7.0)
Dividend payable to noncontrolling interests	0.0
Ending Balance at Dec. 31, 2013	3,947.9	0.2	2,342.6	(464.7)	2,449.8	(419.2)	39.2
Net loss	(777.3)
Net loss attributable to common stockholders	(787.0)				(787.0)
Less: Net income attributable to noncontrolling interests	9.7						9.7
Net change in unrealized gains (losses) on available-for-sale securities, net of tax	(0.8)					(0.8)
Net unrealized gains (losses) on cash flow hedges	(205.2)					(205.2)
Postretirement plans and workers' compensation obligations	(98.6)					(98.6)
Foreign currency translation adjustment	(41.0)					(41.0)
Dividends paid	(92.3)				(92.3)
Share-based compensation	46.8		46.1					$ 46.1
Excess (write-off) tax benefits related to share-based compensation	(8.3)		(8.3)
Stock options exercised	0.5		0.5
Employee stock purchases	5.1		5.1
Repurchase of employee common stock relinquished for tax withholding	(2.4)			(2.4)
Common stock repurchase	0.0
Distributions to noncontrolling interests	(4.7)	0.0	0.0	0.0	0.0	0.0	(4.7)
Dividend payable to noncontrolling interests	(42.5)	0.0	0.0	0.0	0.0	0.0	(42.5)
Ending Balance at Dec. 31, 2014	$ 2,726.5	$ 0.2	$ 2,386.0	$ (467.1)	$ 1,570.5	$ (764.8)	$ 1.7